Accounts Receivable, Net	6 Months Ended
Jun. 30, 2023
Accounts receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 4 – ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	As of June 30, 2023	As of December 31, 2022

Accounts receivable	$21,319,741	$13,215,228
Allowance for credit losses	(7,849,131)	(8,047,527)
Accounts receivable, net	$13,470,610	$5,167,701

The movement of allowance of doubtful accounts is as follows:

	For the six months ended June 30,
	2023	2022

Balance at beginning of the period	$8,047,527	$5,744,387
Current year addition	125,369	1,760,973
Foreign currency translation adjustments	(323,765)	(347,129)
Balance at end of the period	$7,849,131	$7,158,231

Doubtful accounts provision was $125,369 and $1,760,973 recorded for the six months ended June 30, 2023 and 2022, respectively.